Provisions - Additional Information (Detail) - License Review Provision [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Additional provisions	€ 0	€ 0
New Provisions	0
License Review Provisions Settled in the year	€ 13,600	7,400
Amounts Related to License Review Transferred to Accruals During the Year		€ 10,700